Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	June 30, 2021	December 31, 2020
Liability for UK tax leases (note 20)	(73,324)	—
Mark-to-market interest rate swaps valuation (note 18)	(27,512)	(44,315)
Deferred operating cost and charterhire revenue	(17,534)	(12,330)
Day 1 gain deferred revenue - current portion	(9,950)	(9,950)
Current portion of operating lease liability	(4,716)	(5,005)
Mark-to-market foreign exchange swaps valuation (note 18)	—	(1,310)
Other (1)	(6,186)	(12,509)
	(139,222)	(85,419)

(1) Included in “Other” is dividend payable for lessor VIE of $nil and $7.5 million, as of June 30, 2021 and December 31, 2020, respectively.